Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Entity Central Index Key	0001666244